                                    MARSICO

                                     FUNDS

                                  SEMI-ANNUAL

                                     REPORT

                                 MARCH 31, 2001


                              [MARSICO FUNDS LOGO]

                                TABLE OF CONTENTS

A LETTER TO OUR VALUED SHAREHOLDERS.......................................1
MARSICO FOCUS FUND
  Fund Overview..........................................................13
  Schedule of Investments................................................14
  Statement of Assets and Liabilities....................................17
  Statement of Operations................................................18
  Statements of Changes in Net Assets....................................19
  Financial Highlights...................................................20
MARSICO GROWTH & INCOME FUND
  Fund Overview..........................................................21
  Schedule of Investments................................................22
  Statement of Assets and Liabilities....................................26
  Statement of Operations................................................27
  Statements of Changes in Net Assets....................................28
  Financial Highlights...................................................29
MARSICO 21ST CENTURY FUND
  Fund Overview..........................................................30
  Schedule of Investments................................................31
  Statement of Assets and Liabilities....................................34
  Statement of Operations................................................35
  Statements of Changes in Net Assets....................................36
  Financial Highlights...................................................37
MARSICO INTERNATIONAL OPPORTUNITIES FUND
  Fund Overview..........................................................38
  Schedule of Investments................................................39
  Statement of Assets and Liabilities....................................43
  Statement of Operations................................................44
  Statements of Changes in Net Assets....................................45
  Financial Highlights...................................................46
NOTES TO FINANCIAL STATEMENTS............................................47

This report is submitted for the general information of Marsico Funds shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Funds.

                              [MARSICO FUNDS LOGO]

                                                                     LETTER
                                                                     TO THE
                                                                  SHAREHOLDERS
                                                                 APRIL 16, 2001


DEAR MARSICO FUNDS SHAREHOLDERS

Enclosed is your semi-annual report of the Marsico Funds for the six-month period ending March 31, 2001. The Funds' recent and longer-term investment results are provided and compared to what we consider to be relevant equity market benchmarks.(1)

As is no doubt evident, the period of time encompassed by this semi-annual report has been exceedingly difficult. In our regular quarterly letter, we paused to express our thanks and appreciation to our shareholders for their loyalty and confidence. In this semi-annual communication, the severity of recent equity market performance seems even more acute. We would be remiss if we did not acknowledge here, too, how important your support is to us. We understand the level of responsibility you have entrusted to us in managing your assets. Each day, we seek to the best of our abilities to meet that responsibility with as much hard work and professionalism as possible. As you may know, our money is invested directly alongside your money in our Funds.

INVESTMENT REVIEW BY TOM MARSICO
MARSICO FOCUS FUND
MARSICO GROWTH & INCOME FUND

At the time of our last semi-annual report (i.e., October 2000), we discussed at some length the persistent level of volatility in the equity markets, highlighted by the sharp decline in technology stocks, surging oil prices, renewed inflation-related concerns, and a near crisis in the euro which had

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


plummeted in value. We commented about the reversal in the fortunes of technology companies (the Nasdaq Composite Index had reached an all-time high on March 10, 2000), and noted that the S&P 500(R) Index had declined for the second consecutive quarter, the first time that had happened since 1984.

While that letter was written under somewhat difficult market conditions, particularly for growth-oriented equity managers, in some ways those circumstances seem relatively mild as compared to what transpired in the past six months. In the fourth quarter of 2000, there was a tremendous rout in many equity market sectors and industries, with technology, telecommunications, and various Internet companies leading the decline. The S&P 500(R) Index fell by nearly 8%, the Russell 1000 Growth Index lost 21.35%, and the Nasdaq Composite Index declined by 32.69% during the fourth quarter 2000. The epitaphs on calendar year 2000 equity market performance are daunting. For the year, the S&P 500(R) Index had its worst year since 1971, and the Nasdaq Composite posted its weakest performance since its inception in 1971.

In the fourth quarter, the Marsico Focus Fund and Marsico Growth & Income Fund posted total returns of -13.17% and -11.65%, respectively. For comparative purposes, the S&P 500(R) Index had a total return of -7.82% and the Russell 1000 Growth Index had a total return of -22.35%. Please see the accompanying financial statements for the Funds' average annual returns.

Early in the fourth quarter, the Funds were adversely affected in part by their positions in financial services and retail companies--two areas that, ironically, had contributed positively to the Funds' performance in the third quarter.(2) In general, the Funds' financial and retail holdings rallied late in the quarter. The Funds' holdings in technology-related companies also detracted from

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


investment results for the overall quarter. During the fourth quarter, we substantially reduced the Funds' technology allocation.

While the fourth quarter was challenging, the first quarter of calendar year 2001 proved even more difficult, even with the Federal Reserve lowering interest rates three times for a total of 150 basis points. Technology stocks were hammered again with the Nasdaq Composite Index declining by more than 25% in the first quarter. For the one-year period ending March 31, 2001 the Nasdaq Composite Index lost nearly 60% of its value--a decline that was remarkable both for its magnitude and velocity. But the technology sector was hardly alone in its troubles; many other sectors and industries were under pressure throughout the quarter. The Dow Jones Industrial Average's return of -8.04% was its worst first quarter performance in 23 years. The S&P 500(R) Index lost nearly 12%, and now has experienced four consecutive quarterly declines--an event which last occurred more than 25 years ago.

The stock market's decline during the first quarter 2001 was fueled in large part by losses in the technology and health care sectors. While the Federal Reserve's first interest rate reduction in early January sparked a rally in some sectors (most notably technology), a seeming unceasing series of weak corporate earnings announcements seemed to dominate investors' attention as the quarter wore on. A number of indicators, including several surveys of consumer confidence, seemed to suggest the possibility of a protracted economic slowdown or--more direly--a recession.

During the first calendar quarter 2001, the Focus Fund and Growth & Income Fund had total returns of -18.63% and -16.24%, respectively. The S&P 500(R) Index posted a total return of -11.86% over that period, while

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


the Russell 1000 Growth Index had a total return of -20.90%. Please see the accompanying financial statements for the Funds' average annual returns.

The Funds' performance in the first quarter was attributable to several factors. They were somewhat less aggressively postured, in terms of having a reduced technology weighting. On balance, the Funds' lower average allocation to technology companies during this period helped avoid some of the negative effects of the continued downturn in technology stocks that the Funds likely would have incurred had the technology weightings been higher.

Investment returns were also helped by several of the Funds' positions in a variety of sectors and industries, including beverages, select health care, and select retail.

Performance was adversely affected by the Funds' positions in various financial services companies. During the second half of calendar year 2000, we took steps to increase the Funds' financial services weighting in anticipation of the Federal Reserve shifting to a looser monetary policy and reducing interest rates. We believed that a more favorable interest rate environment would benefit this sector. However, in the first quarter financial services companies were hurt, we believe, by perceptions that reduced capital market activity might negatively impact these companies' earnings and revenue growth.

Several of the Funds' health care-related positions hurt investment results in the first quarter, most notably Genentech, Merck, and Guidant. We continue to believe that Genentech and Merck offer attractive long-term growth potential and maintain positions in these companies. The Funds' positions in aerospace/defense companies Boeing and General Dynamics, which had been solid performers during the fourth quarter of 2000, gave back some of their gains in the first quarter 2001.

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


Apart from the reduced technology allocation, the overall complexion of the Funds did not change a great deal during the first quarter. The Funds continue to have substantial positions in financial services, health care, biomedical, and consumer-related companies. We believe select companies within these industry groups trade at attractive valuations and offer attractive earnings potential in a slower-growth economic environment. The accompanying financial statements include details about the Funds' industry allocations.

While the investment experience of the past six months has been undeniably difficult, we would underscore the fact that we continue to have an overall positive long-term investment outlook. As you may know, an important aspect of our investment process relates to the formulation of a macroeconomic outlook; this view helps create a strategic backdrop for actual portfolio construction. In our opinion, there are a number of positive underlying factors in the U.S. economy. These factors include lower interest rates, constrained inflation, budget surpluses, and productivity gains. While we acknowledge that the recent interest rate cuts by the Federal Reserve will take some time to be felt by the economy, we believe these reductions, which totaled 200 basis points thus far for calendar year 2001 at the time this letter went to press, could provide a more favorable valuation profile for the overall stock market. It is our expectation, given continuing evidence that inflation remains restrained, that the Fed will likely reduce interest rates even further.

Thank you for being a shareholder in the Funds.

/s/ THOMAS F. MARSICO
------------------------------------
Thomas F. Marsico
Chairman and Chief Executive Officer

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


INVESTMENT REVIEW BY JIM HILLARY
MARSICO 21ST CENTURY FUND

I would echo Tom's reflections upon the past six months. He commented that the overall environment has been quite difficult for growth-oriented equity managers. That is most certainly true. The market, quite frankly, has been even more difficult for more aggressive, growth-oriented investment approaches such as that utilized typically in the 21st Century Fund.

The 21st Century Fund, which can invest in companies of all sizes, performance-wise has struggled over the past six months compared to the S&P 500(R) Index. However, the Fund generally has fared better compared to the Nasdaq Composite Index for the six months ended March 31, 2001.

In the fourth calendar quarter 2000, the Fund posted a total return of -15.38%. The S&P 500(R) Index and Nasdaq Composite Index had total returns of -7.82% and -32.69%, respectively, over that period of time. Please see the accompanying financial statements for the Fund's average annual returns. The majority of the Fund's performance for the quarter can be explained by its technology-related holdings. Although we were diversified across a wide variety of industries within the technology and communications sectors--encompassing hardware, software, semiconductor, cellular, and other telecommunications companies--virtually no aspect of these sectors was spared in the fourth quarter sell-off.(2) Even fiber optics and data storage companies, which had been performance stalwarts earlier in the year when the Nasdaq Composite Index first began to decline, fell back substantially in the fourth quarter. During the quarter, I took some steps to reduce the Fund's overall technology weighting, and added investments in several other sectors and industries.

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


For the three months ending March 31, 2001, the Fund had a total return of -20.67%. The S&P 500(R) Index and Nasdaq Composite Index posted total returns of -11.86% and -25.45%, respectively, over that period of time. Please see the accompanying financial statements for the Fund's average annual returns.

It is tempting to provide investors with a single "sound bite" regarding first quarter 2001, performance: technology companies. There certainly is an element of truth to that, given the steep decline experienced by that sector and growing deterioration in many companies' earnings outlooks. Many market observers have pointed to the bursting of the "Internet bubble" as a major underlying factor in the plight of the technology sector. It is impossible to disagree that many Internet-related companies, perhaps belatedly, contributed to the overall plight of technology companies. And yet, "dot.com," e-commerce, and so-called "B2B" companies were hardly alone in terms of struggling badly these past few months. Even established, well-known, well-capitalized companies have stumbled and/or warned of substantially lower projected future earnings growth. As this letter was going to press, we were closely studying recent earnings announcements by companies such as Yahoo!, Motorola, and Cisco--all of which painted an uncertain business outlook and strongly suggested the possibility of lowered earnings and revenue growth. These recent company developments seem to be an extension of what we learned during February and March. During that period, a great deal of other technology company-specific information was released, usually taking the form of weaker-than-expected earnings and uncertain business prospects. The almost complete dearth of technology company earnings visibility had created a remarkably hostile backdrop for technology investing.

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


While the 21st Century Fund's technology allocation had been reduced late last year, the Fund still absorbed its share of investment losses in this sector during the first quarter 2001. The Fund's biotechnology and biomedical positions in aggregate traded down sharply. The Fund's financial services positions, similar to Focus Fund and Growth & Income Fund, also generally detracted from performance.

In the retail sector, Home Depot and Tiffany generally held up reasonably well during the quarter. That offset, to some extent, the losses on other securities. The Fund's health care-related investments, outside of biomedical and biotechnology holdings, produced mixed results. The Fund's positions in aerospace/defense companies also were mixed last quarter.

Although the Fund remained substantially invested in equities at quarter-end, its overall complexion--similar to Focus Fund and Growth & Income Fund--has undergone some changes in the past several months. It is fair to consider the Fund, at present, to be relatively somewhat less aggressively postured in terms of its having a reduced overall technology weighting and somewhat greater sector and industry distribution. The Fund at quarter-end had material positions in health care, financial services, retail, select consumer-related companies and biomedical companies.

Thank you for being an investor in the Fund.

/s/ JAMES A. HILLARY
--------------------
James A. Hillary
Portfolio Manager

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


INVESTMENT REVIEW BY JIM GENDELMAN
MARSICO INTERNATIONAL OPPORTUNITIES FUND

I am pleased to submit my first semi-annual shareholder letter on behalf of the International Opportunities Fund, which completed its first nine months of operation on March 31, 2001. Growth-oriented investors have faced abundant challenges overseas, not unlike those articulated earlier by Tom and Jim. . . with currency-related issues as one more difficult factor. Similar to the Focus Fund, Growth & Income Fund, and 21st Century Fund, the slump in technology, telecommunications, and telecommunications equipment companies has been felt hard by overseas investors. In fact, arguably, that was the major story with regard to fourth quarter 2000 performance. For the three months ending December 31, 2000 the Fund had a total return (US$) of -6.87%, while the Morgan Stanley Capital International EAFE Index had a total return (US$) of -2.68%. (Please see the accompanying financial statements for the Fund's longer-term performance.) The majority of the Fund's underperformance over that period of time related to its positions in telecommunications equipment companies.(2) The Fund also was modestly underweighted over that period of time--as compared to the EAFE Index--in European countries. That posturing detracted somewhat from results, largely because the euro appreciated by nearly 6% during the quarter. Finally, value-oriented investment styles, as in the U.S., tended to outperform growth-oriented approaches in the fourth quarter.

At the risk of sounding a redundant refrain, things weren't any easier in the first quarter of 2001. For the three-month period ending March 31, 2001,

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


the Fund had a total return (US$) of -14.15%. The EAFE Index had a total return (US$) of -13.73%. (Please see the accompanying financial statements for the Fund's longer-term performance.) Overall market volatility remained high, fueled by a variety of "macro" factors (e.g., higher energy prices, renewed tensions in the Mideast, growing evidence of a global economic slowdown) and uncertainty over the outlook for corporate profits. Technology, media, telecommunications services and other higher-multiple companies faced a very strong headwind throughout the quarter. European stocks in aggregate were under pressure. During the first quarter, many European telecommunications companies declined substantially. The euro fell in value by 7% during the quarter, relinquishing all of its gains from the fourth quarter. The Japanese yen declined by 9% in value as compared to the dollar.

Against this background, the Fund was able to hold its own compared to the EAFE Index during the first quarter 2001. A number of the Fund's holdings stood up well during the quarter, including health care, specialty insurance, beverage, and aircraft manufacturing companies. During the latter stages of the quarter, we initiated investments in several Japanese financial services and industrial companies. While it clearly is too early to assess the long-term effect of these purchases, their initial returns have been promising.

Financial services positions, similar to other Marsico Funds, detracted from investment results in the first quarter 2001 despite a generally more favorable interest rate environment in overseas markets. However, I would note that the Fund's positions in this sector generally declined by a lesser degree than many technology and other high-multiple companies. Further, I remain quite optimistic regarding the valuation profile and earnings potential for our individual financial services holdings.

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


In terms of our investment outlook, my team and I share many of the macroeconomic observations made earlier by Tom and Jim. A key question relates to the magnitude and duration of a global economic slowdown and associated effect on corporate profits and company valuations. As is the case in the U.S., we believe the overall trend in many overseas markets is toward lower interest rates. However, not all central banks have moved in concert in terms of lowering interest rates, and it will take some time for the effect of rate reductions to be felt. On the other hand, we would point to a number of what we perceive to be long-term, positive factors regarding non-U.S. equity investing that we believe are presently in existence: relative (as compared to the U.S.) economic growth remains quite strong in a number of countries; energy prices appear to have stabilized and there is some evidence that OPEC has responded to the global slowdown by not cutting production; significant corporate restructuring continues in Europe; and in Japan, we believe the government appears focused on engaging in meaningful structural reform. And so, on balance, we continue to have an overall positive long-term investment view.

Thank you very much for your continued support.

/s/ JAMES G. GENDELMAN
-----------------------
James G. Gendelman
Portfolio Manager

Fund prices change daily and performance may change significantly during periods of market volatility. To receive current Fund prices and performance information, please call 888-860-8686 or visit the Funds' website at www.marsicofunds.com.

                                                                       LETTER
                                                                       TO THE
                                                                    SHAREHOLDERS
                                                                     [CONTINUED]


(1) Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than their original cost. The performance returns for the 21st Century Fund and the International Opportunities Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced.

    The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. The Nasdaq Composite Index is an unmanaged, broad based index of over 5,000 stocks that consists of all Nasdaq domestic and non-U.S. based common stocks listed on the Nasdaq Stock market. The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth rates. The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). You cannot invest directly in an index.

(2) Portfolio composition is subject to change at any time and references to specific securities, industries and sectors referenced in this letter are not recommendations to purchase or sell any particular security. See the accompanying Schedule of Investments for the percent of a Fund's portfolio represented by the securities or industries mentioned in this letter.

    Not authorized for distribution unless preceded or accompanied by a current Marsico Funds prospectus.


SUNSTONE DISTRIBUTION SERVICES, LLC, DISTRIBUTOR FOR THE MARSICO FUNDS.

                                                                          FUND
                                                                        OVERVIEW

MARSICO FOCUS FUND
MARCH 31, 2001 (UNAUDITED)

The Focus Fund invests primarily in the common stocks of large companies, normally a core position of 20-30 common stocks that are selected for their long-term growth potential.

                                   ONE YEAR            AVERAGE ANNUAL SINCE
PERFORMANCE COMPARISON        (4/1/00 - 3/31/01)  INCEPTION (12/31/97 - 3/31/01)
--------------------------------------------------------------------------------
Marsico Focus Fund                  -33.35%                  14.89%
S&P 500(R) Index                    -21.68%                   7.03%

NET ASSETS
--------------------------------------------------------------------------------
3/31/01                                                  $1,808,832,871

NET ASSET VALUE
------------------------------------------
Net Asset Value Per Share            $14.02
                                                 GROWTH OF $10,000(1)
TOP FIVE HOLDINGS
-------------------------------------------      Marsico Focus Fund
Merck & Co., Inc.                      5.05%     S&P 500(R) Index
Boeing Company                         4.45
The Home Depot, Inc.                   4.34               [GRAPH]
Merrill Lynch & Company, Inc.          4.27
Genentech, Inc.                        4.26                Marsico
                                                           Focus     S&P 500(R)
SECTOR ALLOCATION(2)                                       Fund      Index
-------------------------------------------                -------   ----------
Consumer Cyclical                     23.23%     12/31/97   10,000     10,000
Consumer Non-Cyclical                 23.07       3/31/98   12,310     11,395
Financial                             22.85       9/30/98   12,360     10,600
Industrial                            13.46       3/31/99   17,030     13,498
Energy                                 7.63       9/30/99   17,430     13,548
Technology                             4.28       3/31/00   23,542     15,920
Communications                         3.55       9/30/00   22,210     15,347
Utilities                              1.93       3/31/01   15,692     12,469



(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

    The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. ~You cannot invest directly in an index.

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS




MARSICO FOCUS FUND
MARCH 31, 2001 (UNAUDITED)

                                                         NUMBER     MARKET VALUE       PERCENT OF
                                                        OF SHARES    IN DOLLARS        NET ASSETS
                                                        ---------   ------------       ----------
COMMON STOCKS

AEROSPACE/DEFENSE
Boeing Company                                          1,445,377   $ 80,521,953           4.45%
General Dynamics Corporation                            1,147,154     71,972,442           3.98
                                                                    ------------           ----
                                                                     152,494,395           8.43
                                                                    ------------           ----
AIRLINES
Southwest Airlines Company                              3,084,682     54,753,105           3.03
                                                        ---------   ------------           ----

BREWERY
Anheuser-Busch Companies, Inc.                          1,506,064     69,173,520           3.82
                                                        ---------   ------------           ----

COMPUTER SOFTWARE
Microsoft Corporation*                                    415,454     22,720,141           1.26
                                                        ---------   ------------           ----

DATA PROCESSING/MANAGEMENT
Automatic Data Processing, Inc.                           909,286     49,446,973           2.73
                                                        ---------   ------------           ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                         1,679,764     75,555,785           4.18
                                                        ---------   ------------           ----

DIVERSIFIED MANUFACTURING
General Electric Company                                1,783,135     74,642,031           4.13
                                                        ---------   ------------           ----

FINANCE - CONSUMER LOANS
USA Education, Inc.                                       636,773     46,261,558           2.56
                                                        ---------   ------------           ----

FINANCE - INVESTMENT BANKER/BROKER
Goldman Sachs Group, Inc.                                 730,998     62,207,930           3.44
Lehman Brothers Holdings, Inc.                            938,946     58,871,914           3.26
Merrill Lynch & Company, Inc.                           1,394,402     77,249,871           4.27
                                                                    ------------           ----
                                                                     198,329,715          10.97
                                                                    ------------           ----
FINANCE - MORTGAGE LOAN/BANKER
Fannie Mae                                                820,634     65,322,466           3.61
                                                        ---------   ------------           ----

HOTELS & MOTELS
Four Seasons Hotels, Inc.                                 827,987     40,977,077           2.27
                                                        ---------   ------------           ----

INDEPENDENT POWER PRODUCER
Calpine Corporation*                                      592,144     32,609,370           1.80
                                                        ---------   ------------           ----

MEDICAL - BIOMEDICAL/GENE
Amgen, Inc.*                                              622,408     37,461,181           2.07
Genentech, Inc.*                                        1,526,029     77,064,464           4.26
                                                                    ------------           ----
                                                                     114,525,645           6.33
                                                                    ------------           ----

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS
                                                                     [CONTINUED]




MARSICO FOCUS FUND
MARCH 31, 2001 (UNAUDITED)


                                                          NUMBER     MARKET VALUE         PERCENT OF
                                                         OF SHARES    IN DOLLARS          NET ASSETS
                                                         ---------   -------------        ----------
COMMON STOCKS CONTINUED

MEDICAL - DRUGS
Merck & Co., Inc.                                        1,204,342   $  91,409,558            5.05%
Pfizer, Inc.                                             1,502,264      61,517,711            3.40
                                                                     -------------           -----
                                                                       152,927,269            8.45
                                                                     -------------           -----
MEDICAL - HOSPITALS
Tenet Healthcare Corporation*                              788,557      34,696,508            1.92
                                                         ---------   -------------           -----

MEDICAL PRODUCTS
Baxter International, Inc.                                 189,549      17,844,143            0.99
                                                         ---------   -------------           -----

OIL - FIELD MACHINERY & Equipment
Smith International, Inc.*                                 459,710      32,271,642            1.79
                                                         ---------   -------------           -----

OIL - FIELD SERVICES
Schlumberger Ltd.                                          864,289      49,791,689            2.75
                                                         ---------   -------------           -----

OIL COMPANIES - INTEGRATED
BP Amoco PLC ADR                                           941,713      46,727,799            2.58
                                                         ---------   -------------           -----

RADIO
Clear Channel Communications, Inc.*                        652,638      35,536,139            1.96
                                                         ---------   -------------           -----

RETAIL - APPAREL
Nike, Inc. - Class B                                       505,372      20,492,835            1.13
                                                         ---------   -------------           -----

RETAIL - BUILDING PRODUCTS
The Home Depot, Inc.                                     1,821,897      78,523,761            4.34
                                                         ---------   -------------           -----

RETAIL - DISCOUNT
Costco Wholesale Corporation*                            1,751,913      68,762,585            3.80
Wal-Mart Stores, Inc.                                    1,418,600      71,639,300            3.96
                                                                     -------------           -----
                                                                       140,401,885            7.76
                                                                     -------------           -----
RETAIL - JEWELRY
Tiffany & Company                                        2,083,074      56,763,766            3.14
                                                         ---------   -------------           -----

TELECOMMUNICATIONS EQUIPMENT
QUALCOMM, Inc.*                                            429,792      24,336,972            1.35
                                                         ---------   -------------           -----
TOTAL COMMON STOCKS
  (cost $1,707,944,352)                                              1,687,126,189           93.28
                                                                     =============           =====

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS
                                                                     [CONTINUED]




MARSICO FOCUS FUND
MARCH 31, 2001 (UNAUDITED)

                                            PRINCIPAL/      MARKET VALUE   PERCENT OF
                                              SHARES         IN DOLLARS    NET ASSETS
                                          --------------   --------------  ----------
SHORT-TERM INVESTMENTS
Federal Home Loan Bank,
  5.00%, 4/2/01                           $   30,600,000   $   30,595,750      1.69%
SSgA Money Market Fund                            60,179           60,179        --
                                          --------------   --------------     ------
TOTAL SHORT-TERM INVESTMENTS
  (COST $30,655,929)                                           30,655,929       1.69
                                                           --------------     ------
TOTAL INVESTMENTS (COST $1,738,600,281)                     1,717,782,118      94.97
Other Assets less Liabilities                                  91,050,753       5.03
                                                           --------------     ------
NET ASSETS                                                 $1,808,832,871     100.00%
                                                           ==============     ======

* Non-income producing.
See notes to financial statements.

                                                                      STATEMENT
                                                                      OF ASSETS
                                                                         AND
                                                                     LIABILITIES




MARSICO FOCUS FUND
MARCH 31, 2001 (UNAUDITED)

                                                                 (AMOUNTS IN THOUSANDS)
                                                                 ----------------------
ASSETS

Investments, at value (cost $1,738,600)                             $   1,717,782
Receivable for investments sold                                            93,566
Receivable for capital stock sold                                           1,151
Interest and dividends receivable                                           1,135
Organizational expenses, net of accumulated amortization                       48
Prepaid expenses and other assets                                             138
                                                                    -------------
TOTAL ASSETS                                                            1,813,820
                                                                    -------------
LIABILITIES
Payable for capital stock redeemed                                          2,331
Accrued investment advisory fee                                             1,356
Accrued distribution fee                                                      561
Accrued expenses and other liabilities                                        739
                                                                    -------------
TOTAL LIABILITIES                                                           4,987
                                                                    -------------

NET ASSETS                                                          $   1,808,833
                                                                    =============

NET ASSETS CONSIST OF
Paid-in-capital                                                     $   1,875,717
Undistributed net investment loss                                             (69)
Undistributed net realized loss on investments                            (45,997)
Net unrealized depreciation on investments                                (20,818)
                                                                    -------------
NET ASSETS                                                          $   1,808,833
                                                                    =============

SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                           129,006
                                                                    -------------

NET ASSET VALUE, REDEMPTION PRICE,
  AND OFFERING PRICE PER SHARE (NET
  ASSETS/SHARES OUTSTANDING)*                                       $       14.02
                                                                    =============

* Not in thousands.
See notes to financial statements.

                                                                      STATEMENT
                                                                          OF
                                                                      OPERATIONS




MARSICO FOCUS FUND
SIX MONTHS ENDED
MARCH 31, 2001 (UNAUDITED)


                                                           (AMOUNTS IN THOUSANDS)
                                                           ----------------------
INVESTMENT INCOME
Interest                                                       $      3,615
Dividends (net of $70 of non-reclaimable
   foreign withholding taxes)                                         7,757
                                                               ------------
TOTAL INVESTMENT INCOME                                              11,372
                                                               ------------

EXPENSES
Investment advisory fees                                              9,682
Distribution fees                                                     2,848
Transfer agent fees and expenses                                      1,550
Printing and postage expenses                                           282
Custody and fund accounting fees                                        172
Fund administration fees                                                130
Trustees' fees and expenses                                              41
Professional fees                                                        31
State registration fees                                                  27
Amortization of organizational costs                                     14
Miscellaneous                                                            48
                                                               ------------
TOTAL EXPENSES                                                       14,825
Less expenses paid indirectly                                          (303)
                                                               ------------
NET EXPENSES                                                         14,522
                                                               ------------
NET INVESTMENT LOSS                                                  (3,150)
                                                               ------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                     69,135
Net realized loss on foreign currency transactions                       (4)
Change in unrealized appreciation/depreciation on
   investments and foreign currency translations                   (877,073)
                                                               ------------
Net Loss on Investments                                            (807,942)
                                                               ------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                    $   (811,092)
                                                               ============

See notes to financial statements.

                                                                    STATEMENTS
                                                                    OF CHANGES
                                                                   IN NET ASSETS




MARSICO FOCUS FUND

                                                                    SIX MONTHS ENDED      YEAR
                                                                        3/31/01           ENDED
(AMOUNTS IN THOUSANDS)                                                (UNAUDITED)        9/30/00
                                                                    ----------------   -----------
OPERATIONS

Net investment loss                                                 $      (3,150)   $     (20,325)
Net realized gain on investments                                           69,135          187,280
Net realized loss on options written                                           --          (16,028)
Net realized gain (loss) on foreign currency transactions                      (4)             583
Change in unrealized appreciation/depreciation
 on investments and foreign currency translations                        (877,073)         469,292
                                                                    -------------    -------------
Net increase (decrease) in net assets
 resulting from operations                                               (811,092)         620,802
                                                                    -------------    -------------

DISTRIBUTIONS

Net realized gains                                                       (238,297)          (5,242)
                                                                    -------------    -------------

CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares                                              401,202        1,298,521
Proceeds from reinvestment of distributions                               231,968            5,128
Redemption of shares                                                     (628,753)      (1,323,545)
                                                                    -------------    -------------
Net increase (decrease)
 from capital share transactions                                            4,417          (19,896)
                                                                    -------------    -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                (1,044,972)         595,664
                                                                    -------------    -------------

NET ASSETS

Beginning of period                                                     2,853,805        2,258,141
END OF PERIOD                                                       $   1,808,833    $   2,853,805
                                                                    =============    =============

TRANSACTIONS IN SHARES

Shares sold                                                                23,884           60,056
Shares issued in reinvestment of distributions                             13,865              239
Shares redeemed                                                           (37,445)         (61,118)
                                                                    -------------    -------------
Net increase (decrease)                                                       304             (823)
                                                                    =============    =============

See notes to financial statements.

                                                                      FINANCIAL
                                                                      HIGHLIGHTS

MARSICO FOCUS FUND

FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                                SIX MONTHS           YEAR             YEAR            12/31/97*
                                                              ENDED 3/31/01         ENDED            ENDED                TO
                                                               (UNAUDITED)         9/30/00          9/30/99            9/30/98
                                                              --------------      ----------       ----------       --------------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                         $    22.17          $    17.43       $    12.36       $    10.00

INCOME FROM INVESTMENT OPERATIONS
Net investment loss                                                (0.02)              (0.16)           (0.06)           (0.01)
Net realized and unrealized gains (losses) on investments          (6.17)               4.94             5.13             2.37
                                                              ----------          ----------       ----------       ----------
Total from investment operations                                   (6.19)               4.78             5.07             2.36
                                                              ----------          ----------       ----------       ----------

DISTRIBUTIONS
Net realized gains                                                 (1.96)              (0.04)              --               --
NET ASSET VALUE, END OF PERIOD                                $    14.02          $    22.17       $    17.43       $    12.36
                                                              ==========          ==========       ==========       ==========

TOTAL RETURN                                                      (29.35)%(1)          27.42%           41.02%           23.60%(1)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)                              $1,808,833          $2,853,805       $2,258,141       $  858,257
Ratio of expenses to average net assets, before
  waivers and expenses paid indirectly                              1.30%(2)            1.27%            1.31%            1.56%(2)
Ratio of net investment loss to average net assets,
  net of waivers and expenses paid indirectly                      (0.28)%(2)          (0.69)%          (0.43)%          (0.27)%(2)
Ratio of net investment loss to average net assets,
  before waivers and expenses paid indirectly                      (0.30)%(2)          (0.70)%          (0.45)%          (0.27)%(2)
Portfolio turnover rate                                               62%(1)             176%             173%             170%(1)

 *  Inception.

(1) Not annualized for the periods less than one year.

(2) Annualized for the periods less than one year.

See notes to financial statements.

                                                                          FUND
                                                                        OVERVIEW

MARSICO GROWTH &
INCOME FUND
MARCH 31, 2001 (UNAUDITED)

The Growth & Income Fund invests primarily in the common stocks of large companies that are selected for their growth potential. In addition, at least 25% of its total assets are invested in securities that have income potential.

PERFORMANCE COMPARISON             One Year            Average Annual Since
                              (4/1/00 - 3/31/01)  Inception (12/31/97 - 3/31/01)
--------------------------------------------------------------------------------
Marsico Growth & Income Fund        -31.46%                  14.44%
S&P 500(R) Index                    -21.68%                   7.03%

NET ASSETS
--------------------------------------------------------------------------------
3/31/01                                               $667,556,862

NET ASSET VALUE
------------------------------------------
Net Asset Value Per Share           $14.80        Growth of $10,000(1)
                                                  o Marsico Growth & Income Fund
TOP FIVE EQUITY HOLDINGS                          o S&P 500(R) Index
------------------------------------------
Boeing Company                        4.26%
Genentech, Inc.                       4.22                  [GRAPH]
Merrill Lynch & Company, Inc.         4.13                                 S&P
General Electric Company              4.10                Marsico Growth  500(R)
Citigroup, Inc.                       3.97                & Income Fund   Index
                                                          -------------   -----
SECTOR ALLOCATION(2)                             12/31/97     10,000      10,000
------------------------------------------        3/31/98     11,960      11,395
Consumer Cyclical                    24.61%       9/30/98     11,540      10,600
Consumer Non-Cyclical                24.02        3/31/99     15,710      13,498
Financial                            18.13        9/30/99     16,290      13,548
Industrial                           14.12        3/31/00     22,607      15,920
Communications                        6.99        9/30/00     20,938      15,347
Energy                                6.03        3/31/01     15,495      12,469
Utilities                             3.38
Technology                            2.72

(1) This chart assumes an initial investment of $10,000 made on December 31, 1997 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(2) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

    The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS

MARSICO GROWTH &
INCOME FUND
MARCH 31, 2001 (UNAUDITED)

                                             NUMBER      MARKET VALUE    PERCENT OF
                                            OF SHARES     IN DOLLARS     NET ASSETS
                                          ------------   ------------   ------------
COMMON STOCKS

ADVERTISING AGENCIES
Omnicom Group, Inc.                             36,459    $ 3,021,722           0.45%
                                          ------------   ------------   ------------
AEROSPACE/DEFENSE
Boeing Company                                 510,931     28,463,966           4.26
General Dynamics Corporation                   361,464     22,678,251           3.40
                                                         ------------   ------------
                                                           51,142,217           7.66
                                          ------------   ------------   ------------
AIRLINES
Southwest Airlines Company                   1,097,863     19,487,068           2.92
                                          ------------   ------------   ------------
BEVERAGES - NON-ALCOHOLIC
Coca-Cola Enterprises, Inc.                    213,404      3,794,323           0.57
Pepsi Bottling Group, Inc.                     268,623     10,210,360           1.53
                                                         ------------   ------------
                                                           14,004,683           2.10
                                          ------------   ------------   ------------
BREWERY
Adolph Coors Company - Class B                 110,856      7,254,417           1.09
Anheuser-Busch Companies, Inc.                 512,233     23,526,862           3.52
                                                         ------------   ------------
                                                           30,781,279           4.61
                                          ------------   ------------   ------------
BUILDING - RESIDENTIAL/COMMERCIAL
M.D.C. Holdings, Inc.                          263,951     10,386,472           1.56
                                          ------------   ------------   ------------
COMPUTER SOFTWARE
Microsoft Corporation*                         148,328      8,111,688           1.21
                                          ------------   ------------   ------------
COSMETICS & TOILETRIES
Estee Lauder Companies, Inc. - Class A          57,837      2,106,424           0.31
                                          ------------   ------------   ------------
DATA PROCESSING/MANAGEMENT
Automatic Data Processing, Inc.                155,167      8,437,981           1.26
                                          ------------   ------------   ------------
DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                589,579     26,519,263           3.97
                                          ------------   ------------   ------------
DIVERSIFIED MANUFACTURING
General Electric Company                       653,676     27,362,877           4.10
                                          ------------   ------------   ------------
FINANCE - CONSUMER LOANS
USA Education, Inc.                            180,072     13,082,231           1.96
                                          ------------   ------------   ------------

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS
                                                                     [CONTINUED]

MARSICO GROWTH &
INCOME FUND
MARCH 31, 2001 (UNAUDITED)

                                                NUMBER      MARKET VALUE    PERCENT OF
                                               OF SHARES     IN DOLLARS     NET ASSETS
                                             ------------   ------------   ------------
COMMON STOCKS CONTINUED

FINANCE - INVESTMENT BANKER/BROKER
Goldman Sachs Group, Inc.                         250,781    $21,341,463           3.20%
Lehman Brothers Holdings, Inc.                    189,445     11,878,201           1.78
Merrill Lynch & Company, Inc.                     497,669     27,570,863           4.13
                                                            ------------   ------------
                                                              60,790,527           9.11
                                             ------------   ------------   ------------
HOTELS & MOTELS
Four Seasons Hotels, Inc.                         345,914     17,119,284           2.56
                                             ------------   ------------   ------------
INDEPENDENT POWER PRODUCER
Calpine Corporation*                              264,710     14,577,580           2.18
Mirant Corporation*                               167,258      5,937,659           0.89
                                                            ------------   ------------
                                                              20,515,239           3.07
                                             ------------   ------------   ------------
MEDICAL - BIOMEDICAL/GENE
Amgen, Inc.*                                      212,130     12,767,574           1.91
Genentech, Inc.*                                  557,680     28,162,840           4.22
                                                            ------------   ------------
                                                              40,930,414           6.13
                                             ------------   ------------   ------------
MEDICAL - DRUGS
Pfizer, Inc.                                      498,943     20,431,716           3.06
                                             ------------   ------------   ------------
MEDICAL - HOSPITALS
Tenet Healthcare Corporation*                     231,814     10,199,816           1.53
                                             ------------   ------------   ------------
MEDICAL - WHOLESALE DRUG DISTRIBUTORS
Priority Healthcare Corporation - Class B*        354,174     13,370,069           2.00
                                             ------------   ------------   ------------
MEDICAL PRODUCTS
Baxter International, Inc.                         68,449      6,443,789           0.97
                                             ------------   ------------   ------------
MULTIMEDIA
Comcast Corporation - Class A*                    565,027     23,695,820           3.55
                                             ------------   ------------   ------------
OIL - FIELD MACHINERY & EQUIPMENT
Smith International, Inc.*                        155,344     10,905,149           1.63
                                             ------------   ------------   ------------
OIL - FIELD SERVICES
Schlumberger Ltd.                                 315,827     18,194,793           2.73
                                             ------------   ------------   ------------
OIL COMPANIES - INTEGRATED
BP Amoco PLC ADR                                  151,702      7,527,453           1.13
                                             ------------   ------------   ------------
PUBLISHING - NEWSPAPERS
New York Times Company - Class A                   54,910      2,249,663           0.34
                                             ------------   ------------   ------------

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS
                                                                     [CONTINUED]

MARSICO GROWTH &
INCOME FUND
MARCH 31, 2001 (UNAUDITED)

                                         NUMBER      MARKET VALUE    PERCENT OF
                                        OF SHARES     IN DOLLARS     NET ASSETS
                                      ------------   ------------   ------------
COMMON STOCKS CONTINUED

RADIO
Clear Channel Communications, Inc.*        248,749    $13,544,383           2.03%
                                      ------------   ------------   ------------
REITS - OFFICE PROPERTY
Equity Office Properties Trust              60,385      1,690,780           0.25
                                      ------------   ------------   ------------
RETAIL - APPAREL
Nike, Inc. - Class B                       177,326      7,190,569           1.08
                                      ------------   ------------   ------------
RETAIL - BUILDING PRODUCTS
The Home Depot, Inc.                       592,480     25,535,888           3.83
                                      ------------   ------------   ------------
RETAIL - DISCOUNT
Costco Wholesale Corporation*              666,986     26,179,200           3.92
Wal-Mart Stores, Inc.                      496,072     25,051,636           3.75
                                                     ------------   ------------
                                                       51,230,836           7.67
                                      ------------   ------------   ------------
RETAIL - FOOD
Safeway, Inc.*                             139,838      7,712,066           1.16
                                      ------------   ------------   ------------
RETAIL - JEWELRY
Tiffany & Company                          584,303     15,922,257           2.39
                                      ------------   ------------   ------------
SUPER-REGIONAL BANKS U.S.
Northern Trust Corporation                 130,320      8,145,000           1.22
                                      ------------   ------------   ------------
TRANSPORTATION - SERVICES
FedEx Corporation*                         176,246      7,345,933           1.10
                                      ------------   ------------   ------------
TOTAL COMMON STOCKS
 (COST $565,977,515)                                  605,135,349          90.65
                                                     ============   ============

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS
                                                                     [CONTINUED]

MARSICO GROWTH &
INCOME FUND
MARCH 31, 2001 (UNAUDITED)

                                     PRINCIPAL AMOUNT   MARKET VALUE     PERCENT OF
                                        IN DOLLARS       IN DOLLARS      NET ASSETS
                                     ----------------   -------------   ------------
CORPORATE BONDS

BUILDING - RESIDENTIAL/COMMERCIAL
  M.D.C. Holdings, Inc.,
  8.375%, 2/1/08                     $      2,700,000   $   2,693,250           0.40%
                                     ----------------   -------------   ------------
TOTAL CORPORATE BONDS
  (COST $2,631,338)                                         2,693,250           0.40
                                                        =============   ============

                                           Principal/     Market Value      Percent of
                                             Shares        in Dollars       Net Assets
                                         -------------    -------------    -------------
SHORT-TERM INVESTMENTS

Federal Home Loan Bank,
    5.00%, 4/2/01                           32,100,000       32,095,542             4.81
SSgA  Money Market Fund                         62,768           62,768             0.01
                                         -------------    -------------    -------------

TOTAL SHORT-TERM INVESTMENTS
  (cost $32,158,310)                                         32,158,310             4.82
                                         -------------    -------------    -------------

TOTAL INVESTMENTS (COST $600,767,163)                       639,986,909            95.87
Other Assets less Liabilities                                27,569,953             4.13
                                         -------------    -------------    -------------

NET ASSETS                                                $ 667,556,862           100.00%
                                                          =============    =============

* Non-income producing.
See notes to financial statements.

                                                                      STATEMENT
                                                                      OF ASSETS
                                                                         AND
                                                                     LIABILITIES

MARSICO GROWTH &
INCOME FUND
MARCH 31, 2001 (UNAUDITED)

                                                            (AMOUNTS IN THOUSANDS)
                                                            ----------------------
ASSETS
Investments, at value (cost $600,767)                       $              639,987
Receivable for investments sold                                             27,306
Receivable for capital stock sold                                            2,187
Interest and dividends receivable                                              350
Organizational expenses, net of accumulated amortization                        48
Prepaid expenses and other assets                                               62
                                                            ----------------------
TOTAL ASSETS                                                               669,940
                                                            ======================

LIABILITIES
Payable for investments purchased                                              678
Payable for capital stock redeemed                                             720
Accrued investment advisory fee                                                497
Accrued distribution fee                                                       189
Accrued expenses and other liabilities                                         299
                                                            ----------------------
TOTAL LIABILITIES                                                            2,383
                                                            ----------------------
NET ASSETS                                                  $              667,557
                                                            ======================

NET ASSETS CONSIST OF
Paid-in-capital                                             $              638,358
Undistributed net investment loss                                              (69)
Undistributed net realized loss on investments                              (9,952)
Net unrealized appreciation on investments                                  39,220
                                                            ----------------------
NET ASSETS                                                  $              667,557
                                                            ======================

SHARES OUTSTANDING, $0.001 par value
    (UNLIMITED SHARES AUTHORIZED)                                           45,109
                                                            ----------------------
NET ASSET VALUE, REDEMPTION PRICE,
    AND OFFERING PRICE PER SHARE
    (NET ASSETS/SHARES OUTSTANDING)*                        $                14.80
                                                            ======================

* Not in thousands.
See notes to financial statements.

                                                                      STATEMENT
                                                                          OF
                                                                      OPERATIONS

MARSICO GROWTH &
INCOME FUND
SIX MONTHS ENDED
MARCH 31, 2001 (UNAUDITED)

                                                      (AMOUNTS IN THOUSANDS)
                                                      ----------------------
INVESTMENT INCOME
Interest                                              $                  929
Dividends (net of $19 of non-reclaimable
  foreign withholding taxes)                                           2,461
                                                      ----------------------
TOTAL INVESTMENT INCOME                                                3,390
                                                      ----------------------

EXPENSES
Investment advisory fees                                               3,475
Distribution fees                                                      1,022
Transfer agent fees and expenses                                         539
Printing and postage expenses                                             99
Fund administration fees                                                  94
Custody and fund accounting fees                                          80
Trustees' fees and expenses                                               41
Professional fees                                                         22
State registration fees                                                   17
Amortization of organizational costs                                      14
Miscellaneous                                                             17
                                                      ----------------------
TOTAL EXPENSES                                                         5,420
Less expenses paid indirectly                                            (97)
                                                      ----------------------
NET EXPENSES                                                           5,323
                                                      ----------------------
NET INVESTMENT LOSS                                                   (1,933)
                                                      ----------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain on investments                                      16,576
Net realized loss on foreign currency transactions                        (1)
Change in unrealized appreciation/depreciation on
  investments and foreign currency translations                     (268,136)
                                                      ----------------------
Net Loss on Investments                                             (251,561)
                                                      ----------------------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                           $             (253,494)
                                                      ======================

         See notes to financial statements.

                                                                     STATEMENTS
                                                                     OF CHANGES
                                                                   IN NET ASSETS

MARSICO GROWTH &
INCOME FUND

                                                                    SIX MONTHS ENDED          YEAR
                                                                         3/31/01              ENDED
(AMOUNTS IN THOUSANDS)                                                 (unaudited)           9/30/00
                                                                    ----------------     ----------------
OPERATIONS
Net investment loss                                                 $         (1,933)    $         (5,352)
Net realized gain on investments                                              16,576               13,005
Net realized loss on options written                                              --               (4,345)
Net realized gain (loss) on foreign
   currency transactions                                                          (1)                 422
Change in unrealized appreciation/depreciation
   on investments and foreign currency translations                         (268,136)             200,151
                                                                    ----------------     ----------------
Net increase (decrease) in net assets resulting from operations             (253,494)             203,881
                                                                    ----------------     ----------------

DISTRIBUTIONS
Net realized gains                                                           (31,992)              (5,226)
                                                                    ----------------     ----------------

CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares                                                 161,717              551,926
Proceeds from reinvestment of distributions                                   30,448                5,019
Redemption of shares                                                        (241,844)            (441,368)
Net increase (decrease) from
   capital share transactions                                                (49,679)             115,577
                                                                    ----------------     ----------------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (335,165)             314,232
                                                                    ----------------     ----------------

NET ASSETS
Beginning of period                                                        1,002,722              688,490
End of period                                                       $        667,557     $      1,002,722
                                                                    ================     ================

TRANSACTIONS IN SHARES
Shares sold                                                                    9,424               27,162
Shares issued in reinvestment of distributions                                 1,774                  250
Shares redeemed                                                              (14,246)             (21,524)
                                                                    ----------------     ----------------
NET INCREASE (DECREASE)                                                       (3,048)               5,888
                                                                    ================     ================

See notes to financial statements.

                                                                      FINANCIAL
                                                                      HIGHLIGHTS

MARSICO GROWTH &
INCOME FUND
FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                                    SIX MONTHS           YEAR           YEAR         12/31/97*
                                                                  ENDED 3/31/01          ENDED          ENDED            TO
                                                                   (UNAUDITED)          9/30/00        9/30/99        9/30/98
                                                                  -------------       -----------    -----------    -----------
         NET ASSET VALUE, BEGINNING OF PERIOD                     $       20.82       $     16.29    $     11.54    $     10.00

         INCOME FROM INVESTMENT OPERATIONS
         Net investment loss                                              (0.04)            (0.11)         (0.06)         (0.01)
         Net realized and unrealized gains (losses) on
            investments                                                   (5.28)             4.75           4.81           1.55
                                                                  -------------       -----------    -----------    -----------
         Total from investment operations                                 (5.32)             4.64           4.75           1.54
                                                                  -------------       -----------    -----------    -----------

         DISTRIBUTIONS
         Net realized gains                                               (0.70)            (0.11)            --             --
                                                                  -------------       -----------    -----------    -----------
         NET ASSET VALUE, END OF PERIOD                           $       14.80       $     20.82    $     16.29    $     11.54
                                                                  =============       ===========    ===========    ===========
         TOTAL RETURN                                                    (26.00)%(1)        28.53%         41.16%         15.40%(1)

         SUPPLEMENTAL DATA AND RATIOS

         Net assets, end of period (000s)                         $     667,557       $ 1,002,722    $   688,490    $   263,519
         Ratio of expenses to average net assets, less
            waivers and before expenses paid indirectly                    1.33%(2)          1.30%          1.43%          1.51%(2)
         Ratio of net investment loss to average net assets,
            net of waivers and expenses paid indirectly                   (0.47)%(2)        (0.54)%        (0.46)%        (0.14)%(2)
         Ratio of expenses to average net assets, before
            waivers and expenses paid indirectly                           1.33%(2)          1.30%          1.43%          1.78%(2)
         Ratio of net investment loss to average net assets,
            before waivers and expenses paid indirectly                   (0.50)%(2)        (0.55)%        (0.47)%        (0.41)%(2)
         Portfolio turnover rate                                             51%(1)           137%           137%           141%(2)

 *  Inception.
(1) Not annualized for periods less than one year.
(2) Annualized for periods less than one year.
See notes to financial statements.

                                                                          FUND
                                                                        OVERVIEW

MARSICO 21ST
CENTURY FUND
MARCH 31, 2001 (UNAUDITED)

The 21st Century Fund invests primarily in common stocks that are selected for their long-term growth potential. The Fund may invest in companies of any size, and will normally hold a core position of between 35 and 50 common stocks.

                                     One Year           Average Annual Since
PERFORMANCE COMPARISON          (4/1/00 - 3/31/01)  Inception (2/1/00 - 3/31/01)
--------------------------------------------------------------------------------
Marsico 21st Century Fund           -43.09%(1)              -23.82%(1)
S&P 500(R) Index                    -21.68%                 -13.62%

Net Assets
--------------------------------------------------------------------------------
3/31/01                                                $93,182,868

NET ASSET VALUE
------------------------------------------
Net Asset Value Per Share          $  7.29       GROWTH OF $10,000(2)
                                                 o Marsico 21st Century Fund
TOP FIVE HOLDINGS                                o S&P 500(R) Index
------------------------------------------
Smith International, Inc.             8.37%
USA Education, Inc.                   5.94
Enron Corporation                     5.34               [GRAPH]
Priority Healthcare Corp.-Class B     5.27
Merrill Lynch & Company, Inc.         4.76
                                                             Marsico
SECTOR ALLOCATION(3)                                          21st       S&P
------------------------------------------                   Century    500(R)
Consumer Non-Cyclical                30.71%                   Fund      Index
Energy                               28.85                   -------    ------
Financial                            20.45         2/1/00     10,000    10,000
Consumer Cyclical                     6.35        3/31/00     12,810    10,770
Communications                        5.50        6/30/00     10,880    10,484
Industrial                            5.14        9/30/00     10,860    10,383
Utilities                             1.71       12/31/00      9,190     9,570
Technology                            1.29        3/31/01      7,290     8,436

(1) The performance returns for the 21st Century Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced.

(2) This chart assumes an initial investment of $10,000 made on February 1, 2000 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

      The S&P 500(R) Index is a registered trademark of Standard & Poor's Corporation and is an unmanaged broadly based index of the common stock prices of 500 large U.S. companies. You cannot invest directly in an index.

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS

MARSICO 21ST
CENTURY FUND
MARCH 31, 2001 (UNAUDITED)

                                       Number      Market Value   Percent of
                                      of Shares     in Dollars    Net Assets
                                      ----------   ------------   ----------
COMMON STOCKS
Aerospace/Defense
Alliant Techsystems, Inc.*                16,282    $1,441,771          1.55%
Boeing Company                            51,794     2,885,444          3.09
                                                    ----------    ----------
                                                     4,327,215          4.64
                                                    ----------    ----------
Agricultural Operations
Delta & Pine Land Company                 71,506     1,723,295          1.85
                                      ----------    ----------    ----------
COAL
Arch Coal, Inc.                           22,892       686,302          0.74
Massey Energy Company                     97,098     2,322,584          2.49
                                                    ----------    ----------
                                                     3,008,886          3.23
                                                    ----------    ----------
COMPUTER SOFTWARE
Siebel Systems, Inc.*                     39,856     1,084,083          1.16
                                      ----------    ----------    ----------
DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                           87,006     3,913,530          4.20
                                      ----------    ----------    ----------
DIVERSIFIED MANUFACTURING
Corning, Inc.                             68,392     1,415,030          1.52
                                      ----------    ----------    ----------
FINANCE - CONSUMER LOANS
USA Education, Inc.                       76,246     5,539,272          5.94
                                      ----------    ----------    ----------
FINANCE - INVESTMENT BANKER/BROKER
Merrill Lynch & Company, Inc.             80,010     4,432,554          4.76
                                      ----------    ----------    ----------
FINANCE - MORTGAGE LOAN/BANKER
Fannie Mae                                41,864     3,332,374          3.58
                                      ----------    ----------    ----------
HOTELS & Motels
Four Seasons Hotels, Inc.                  5,443       269,374          0.29
                                      ----------    ----------    ----------
INDEPENDENT POWER PRODUCER
Calpine Corporation*                      26,149     1,440,025          1.55
                                      ----------    ----------    ----------
MEDICAL - BIOMEDICAL/GENE
Amgen, Inc.*                              30,298     1,823,561          1.96
Enzon, Inc.*                              10,000       475,000          0.51
Genentech, Inc.*                          40,000     2,020,000          2.17
Intermune Pharmaceuticals, Inc.*          94,981     1,994,601          2.14
                                                    ----------    ----------
                                                     6,313,162          6.78
                                                    ----------    ----------

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS
                                                                     [CONTINUED]

MARSICO 21ST
CENTURY FUND
MARCH 31, 2001 (UNAUDITED)

                                                NUMBER      MARKET VALUE    PERCENT OF
                                               OF SHARES     IN DOLLARS     NET ASSETS
                                              ----------    ------------    ----------
COMMON STOCKS CONTINUED

MEDICAL - DRUGS
Inspire Pharmaceuticals, Inc.*                    53,056    $    358,128          0.38%
Merck & Co., Inc.                                 57,044       4,329,640          4.65
                                                            ------------    ----------
                                                               4,687,768          5.03
                                              ----------    ------------    ----------
MEDICAL - LABS & Testing Services
Quest Diagnostics, Inc.*                          27,956       2,484,450          2.67
                                              ----------    ------------    ----------
MEDICAL - WHOLESALE DRUG DISTRIBUTORS
Priority Healthcare Corporation - Class B*       130,040       4,909,010          5.27
                                              ----------    ------------    ----------
MEDICAL INSTRUMENTS
Cytyc Corporation*                               237,249       3,914,608          4.20
                                              ----------    ------------    ----------
OIL - FIELD MACHINERY & EQUIPMENT
Smith International, Inc.*                       111,136       7,801,747          8.37
                                              ----------    ------------    ----------
OIL - FIELD SERVICES
Petroleum Geo-Services ASA*                       95,000         850,250          0.91
                                              ----------    ------------    ----------
OIL & GAS DRILLING
Transocean Sedco Forex, Inc.                      84,842       3,677,901          3.95
                                              ----------    ------------    ----------
OIL COMPANIES - INTEGRATED
BP Amoco PLC ADR                                  80,000       3,969,600          4.26
                                              ----------    ------------    ----------
PIPELINES
Enron Corporation                                 85,720       4,980,332          5.34
                                              ----------    ------------    ----------
RESEARCH & DEVELOPMENT
Albany Molecular Research, Inc.*                  52,311       1,830,885          1.96
                                              ----------    ------------    ----------
RETAIL - APPAREL
Nike, Inc. - Class B                              20,000         811,000          0.87
                                              ----------    ------------    ----------
RETAIL - BUILDING PRODUCTS
The Home Depot, Inc.                              82,311       3,547,604          3.81
                                              ----------    ------------    ----------
RETAIL - JEWELRY
Tiffany & Company                                 26,432         720,272          0.77
                                              ----------    ------------    ----------
TELECOMMUNICATIONS EQUIPMENT
QUALCOMM, Inc.*                                   56,745       3,213,186          3.45
                                              ----------    ------------    ----------
TOTAL COMMON STOCKS (COST $87,394,886)                        84,197,413         90.36
                                                            ------------    ----------

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS
                                                                     [CONTINUED]

MARSICO 21ST
CENTURY FUND
MARCH 31, 2001 (UNAUDITED)

                                                   PRINCIPAL/      MARKET VALUE       PERCENT OF
                                                     SHARES         IN DOLLARS        NET ASSETS
                                                  -------------    -------------     -------------
SHORT-TERM INVESTMENTS
Federal Home Loan Bank, 5.00%, 4/2/01             $   6,900,000    $   6,899,042              7.40%
SSgA Money Market Fund                                   67,492           67,492              0.07
                                                  -------------    -------------     -------------

TOTAL SHORT-TERM INVESTMENTS (COST $6,966,534)                         6,966,534              7.47
                                                                   -------------     -------------

TOTAL INVESTMENTS (COST $94,361,420)                                  91,163,947             97.83
Other Assets less Liabilities                                          2,018,921              2.17
                                                                   -------------     -------------
NET ASSETS                                                         $  93,182,868            100.00%
                                                                   =============     =============

* Non-income producing.
See notes to financial statements.

                                                                      STATEMENT
                                                                      OF ASSETS
                                                                         AND
                                                                     LIABILITIES

MARSICO 21ST
CENTURY FUND
MARCH 31, 2001 (UNAUDITED)

                                                          (AMOUNTS IN THOUSANDS)
                                                          ----------------------
ASSETS
Investments, at value (cost $94,361)                                  $  91,164
Receivable for investments sold                                           7,558
Receivable for capital stock sold                                            17
Interest and dividends receivable                                            27
Prepaid expenses and other assets                                            22
                                                                      ---------
TOTAL ASSETS                                                             98,788
                                                                      =========
LIABILITIES
Payable for investments purchased                                         5,282
Payable for capital stock redeemed                                           71
Accrued investment advisory fee                                              66
Accrued distribution fee                                                     71
Accrued expenses and other liabilities                                      115
                                                                      ---------
TOTAL LIABILITIES                                                         5,605
                                                                      =========
NET ASSETS                                                            $  93,183
                                                                      =========

NET ASSETS CONSIST OF
Paid-in-capital                                                       $ 153,007
Undistributed net investment loss                                           (79)
Undistributed net realized loss on
  investments and options written                                       (56,548)
Net unrealized depreciation on investment                                (3,197)
                                                                      ---------
NET ASSETS                                                            $  93,183
                                                                      =========
SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                          12,776
                                                                      ---------
NET ASSET VALUE, REDEMPTION PRICE,
  AND OFFERING PRICE PER SHARE (NET
  ASSETS/SHARES OUTSTANDING)*                                         $    7.29
                                                                      =========

* Not in thousands.

See notes to financial statements.

                                                                      STATEMENT
                                                                          OF
                                                                      OPERATIONS

MARSICO 21ST
CENTURY FUND
SIX MONTHS ENDED
MARCH 31, 2001 (UNAUDITED)

                                                         (AMOUNTS IN THOUSANDS)
                                                         ----------------------
Interest                                                              $    196
Dividends (net of $5 of non-reclaimable
  foreign withholding taxes)                                               243
                                                                      --------
TOTAL INVESTMENT INCOME                                                    439
                                                                      ========
EXPENSES
Investment advisory fees                                                   466
Distribution fees                                                          137
Transfer agent fees and expenses                                            91
Fund administration fees                                                    46
Trustees' fees and expenses                                                 41
Custody and fund accounting fees                                            33
Professional fees                                                           19
State registration fees                                                     12
Printing and postage expenses                                               12
Miscellaneous                                                                2
                                                                      --------
TOTAL EXPENSES                                                             859
Less waiver of expenses                                                    (36)
Less expenses paid indirectly                                               (1)
                                                                      --------
NET EXPENSES                                                               822
                                                                      ========
NET INVESTMENT LOSS                                                       (383)
                                                                      ========
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized loss on investments                                       (26,693)
Net realized loss on options written                                       (22)
Net realized loss on foreign currency transactions                         (12)
Change in unrealized appreciation/depreciation
  on investments                                                       (17,049)
                                                                      --------
Net Loss on Investments                                                (43,776)
                                                                      --------
NET DECREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                           $(44,159)
                                                                      ========

See notes to financial statements.

                                                                    STATEMENTS
                                                                    OF CHANGES
                                                                   IN NET ASSETS

MARSICO 21ST
CENTURY FUND

                                                          SIX MONTHS        2/1/00*
                                                         ENDED 3/31/01        TO
(AMOUNTS IN THOUSANDS)                                    (UNAUDITED)       9/30/00
                                                         -------------    ----------
OPERATIONS
Net investment loss                                        $    (383)     $    (821)
Net realized loss on investments                             (26,693)       (29,722)
Net realized loss on options written                             (22)          --
Net realized loss on foreign currency transactions               (12)          (103)
Change in unrealized appreciation/depreciation
  on investments and foreign currency translations           (17,049)        13,852
                                                           ---------      ---------
Net decrease in net assets resulting from operations         (44,159)       (16,794)
                                                           ---------      ---------
CAPITAL SHARE TRANSACTIONS
Proceeds from sale of shares                                  44,555        205,161
Redemption of shares                                         (37,386)       (58,194)
                                                           ---------      ---------
Net increase from capital share transactions                   7,169        146,967
                                                           ---------      ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                      (36,990)       130,173
                                                           =========      =========
NET ASSETS
Beginning of period                                          130,173             --
END OF PERIOD                                              $  93,183      $ 130,173
                                                           =========      =========

TRANSACTIONS IN SHARES
Shares sold                                                    5,074         17,114
Shares redeemed                                               (4,280)        (5,132)
                                                           ---------      ---------
NET INCREASE                                                     794         11,982
                                                           =========      =========

* Inception.

See notes to financial statements.

                                                                      FINANCIAL
                                                                      HIGHLIGHTS

MARSICO 21ST
CENTURY FUND

FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                           SIX MONTHS        2/1/00*
                                                         ENDED 3/31/01         TO
                                                          (UNAUDITED)        9/30/00
                                                         -------------      --------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                     $  10.86          $  10.00

INCOME FROM INVESTMENT OPERATIONS

Net investment loss                                          (0.03)            (0.07)

Net realized and unrealized gains
  (losses) on investments                                    (3.54)             0.93
                                                          --------          --------
Total from investment operations                             (3.57)             0.86
                                                          --------          --------
NET ASSET VALUE, END OF PERIOD                            $   7.29          $  10.86
                                                          ========          ========

TOTAL RETURN                                                (32.87)%(1)         8.60%(1)
                                                          ========          ========

SUPPLEMENTAL DATA AND RATIOS

Net assets, end of period (000s)                          $ 93,183          $130,173
Ratio of expenses to average net assets, less
  waivers and before expenses paid indirectly                 1.50%(2)          1.50%(2)
Ratio of net investment loss to average net
  assets, net of waivers and expenses paid indirectly        (0.70)%(2)        (0.92)%(2)
Ratio of expenses to average net assets, before
  waivers and expenses paid indirectly                        1.57%(2)          1.70%(2)
Ratio of net investment loss to average net
  assets, before waivers and expenses paid indirectly        (0.77)%(2)        (1.13)%(2)
Portfolio turnover rate                                        202%(1)           267%(1)

*    Inception.

(1)  Not annualized for periods less than one year.

(2)  Annualized for periods less than one year.

See notes to financial statements.

                                                                         FUND
                                                                       OVERVIEW

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2001 (UNAUDITED)

The International Opportunities Fund invests primarily in common stocks of foreign companies that are selected for their long-term growth potential. The Fund may invest in companies of any size throughout the world. It normally invests in issuers from at least three different countries, not including the United States and maintains a core position of between 35 and 50 common stocks.

PERFORMANCE COMPARISON                       SINCE INCEPTION (6/30/00 - 3/31/01)
--------------------------------------------------------------------------------
Marsico International Opportunities Fund                  (17.17)%(1)
Morgan Stanley Capital International EAFE Index           (22.82)%

NET ASSETS
--------------------------------------------------------------------------------
3/31/01                                                   $21,903,165

NET ASSET VALUE
------------------------------------------------
Net Asset Value Per Share                  $8.00      GROWTH OF $10,000(2)
                                                      o Marsico International
TOP FIVE HOLDINGS                                       Opportunities Fund
------------------------------------------------      o Morgan Stanley Capital
           Embraer-Empresa Brasileira PFD   4.07%       International EAFE Index
           ING Groep N.V.                   3.32
           Aventis S.A.                     3.26                [GRAPH]
           Bank of Ireland                  3.24
           Axa S.A.                         2.72                  Marsico      Morgan Stanley
                                                                International     Capital
SECTOR ALLOCATION(3)                                            Opportunities   International
------------------------------------------------                    Fund         EAFE Index
           Financial                       26.94%               -------------  --------------
           Industrial                      17.18     6/30/00       10,000          10,000
           Consumer Non-Cyclical           15.64     7/31/00        9,850           9,581
           Communications                  15.57     8/31/00       10,880           9,664
           Consumer Cyclical               14.06     9/30/00       10,360           9,193
           Energy                           7.41    10/31/00        9,780           8,976
           Technology                       3.20    11/30/00        9,270           8,640
                                                    12/31/00        9,648           8,947
                                                     1/31/01        9,824           8,950
                                                     2/28/01        8,924           8,281
                                                     3/31/01        8,283           7,718

(1) The performance returns for the International Opportunities Fund reflect a fee waiver in effect; in the absence of such a waiver, the returns would be reduced.

(2) This chart assumes an initial investment of $10,000 made on June 30, 2000 (inception). Past performance is no guarantee of future results. Total returns are based on net change in NAV assuming reinvestment of distributions. Share price and investment return will vary so that, when redeemed, an investor's shares may be worth more or less than the original cost.

(3) Sector weightings represent the percentage of the Fund's equity investments in certain general sectors. These sectors may include more than one industry. The Fund's portfolio composition is subject to change at any time.

     The Morgan Stanley Capital International EAFE Index tracks the stocks of about 1,000 companies in Europe, Australasia, and the Far East (EAFE). You cannot invest directly in an index.

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2001 (UNAUDITED)

                                              NUMBER       MARKET VALUE     PERCENT OF
                                            OF SHARES       IN DOLLARS      NET ASSETS
                                            ----------     ------------     ----------
COMMON STOCKS

AIRLINES
Ryanair Holdings PLC ADR*                       13,063     $    581,304           2.65%
WestJet Airlines Ltd.*                          46,902          550,179           2.51
                                                           ------------     ----------
                                                              1,131,483           5.16
                                                           ------------     ----------
AEROSPACE/DEFENSE
Embraer -
  Empresa Brasileira de Aeronautica ADR         23,498          890,574           4.07
                                            ----------     ------------     ----------
BREWERY
Heineken Holding N.V. - Class A                 14,093          554,173           2.53
                                            ----------     ------------     ----------
BUILDING - HEAVY CONSTRUCTION
Vinci S.A                                        8,499          523,360           2.39
                                            ----------     ------------     ----------
CELLULAR TELECOMMUNICATIONS
NTT DoCoMo, Inc.                                    29          503,665           2.30
Orange SA*                                      26,226          223,789           1.02
Vodafone Group PLC - SP ADR                    216,597          593,229           2.71
                                                           ------------     ----------
                                                              1,320,683           6.03
                                                           ------------     ----------
COMMERCIAL BANKS
Bank of Ireland                                 85,223          710,722           3.24
Dexia                                            3,130          460,103           2.10
                                                           ------------     ----------
                                                              1,170,825           5.34
                                                           ------------     ----------
COMPUTER SOFTWARE
Check Point Software Technologies Ltd.*          9,547          453,482           2.07
                                            ----------     ------------     ----------
COMPUTERS - INTEGRATED SYSTEMS
ASM Lithography Holding N.V.*                    9,889          214,468           0.98
                                            ----------     ------------     ----------
DIVERSIFIED MANUFACTURING
Mitsubushi Heavy Industries, Ltd.*              91,000          334,218           1.53
                                            ----------     ------------     ----------
DIVERSIFIED OPERATIONS
Granada PLC*                                   111,500          274,133           1.25
                                            ----------     ------------     ----------
DRUG DELIVERY SYSTEMS
Elan Corp. PLC ADR*                             11,386          594,919           2.72
                                            ----------     ------------     ----------
EDUCATIONAL SOFTWARE
Riverdeep Group, Inc. ADR*                       9,582          197,030           0.90
                                            ----------     ------------     ----------

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS
                                                                     [CONTINUED]

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2001 (UNAUDITED)

                                               NUMBER       MARKET VALUE     PERCENT OF
                                             OF SHARES       IN DOLLARS      NET ASSETS
                                             ----------     ------------     ----------
COMMON STOCKS CONTINUED
ELECTRONIC COMPONENTS - MISCELLANEOUS
NEC Corporation                                  33,000     $    525,287           2.40%
                                             ----------     ------------     ----------
ELECTRONIC COMPONENTS - SEMICONDUCTORS
Tokyo Electron Ltd.                               3,000          197,897           0.90
                                             ----------     ------------     ----------
ENERGY - ALTERNATIVE SOURCES
Grupo Auxiliar Metalurgico, S.A.*                22,644          512,938           2.34
                                             ----------     ------------     ----------
ENGINEERING/RESEARCH & DEVELOPMENT
SERVICES
JGC Corporation                                  37,000          278,561           1.27
Takuma Company, Ltd.                             32,000          209,815           0.96
                                                            ------------     ----------
                                                                 488,376           2.23
                                                            ------------     ----------
FINANCE - INVESTMENT BANKER/BROKER
Daiwa Securities Group, Inc.                     48,000          453,920           2.07
Nomura Securities Company, Ltd.                  27,000          483,987           2.21
                                                            ------------     ----------
                                                                 937,907           4.28
                                                            ------------     ----------
MEDICAL - DRUGS
Aventis S.A                                       9,244          714,798           3.26
Shire Pharmaceuticals Group PLC*                 32,420          494,578           2.26
                                                            ------------     ----------
                                                               1,209,376           5.52
                                                            ------------     ----------
MONEY CENTER BANKS
Bank of Scotland                                 45,154          448,546           2.05
Bank of Tokyo - Mitsubishi, Ltd.                 50,000          446,941           2.04
ING Groep N.V                                    11,164          726,752           3.32
                                                            ------------     ----------
                                                               1,622,239           7.41
                                                            ------------     ----------
MULTI-LINE INSURANCE
AMB Aachener & Muenchener
  Beteiligungs AG                                 4,409          449,917           2.05
Axa S.A                                           5,375          595,304           2.72
Ergo Versicherungs Gruppe AG                      2,408          358,208           1.64
                                                            ------------     ----------
                                                               1,403,429           6.41
                                                            ------------     ----------
OIL COMPANIES - EXPLORATION & PRODUCTION
Canadian Natural Resources Ltd.                  15,325          443,590           2.02
                                             ----------     ------------     ----------

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS
                                                                     [CONTINUED]

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2001 (UNAUDITED)

                                              NUMBER       MARKET VALUE     PERCENT OF
                                            OF SHARES       IN DOLLARS      NET ASSETS
                                            ----------     ------------     ----------
COMMON STOCKS CONTINUED
OIL COMPANIES - INTEGRATED
Total Fina ELF SA                                3,370     $    455,064           2.08%
                                            ----------     ------------     ----------
RETAIL - APPAREL
Fast Retailing Company, Ltd.                     3,200          530,274           2.42
                                            ----------     ------------     ----------
RETAIL - CONSUMER ELECTRONICS
Yamada Denki Company, Ltd.                       3,000          207,935           0.95
                                            ----------     ------------     ----------
RETAIL - FOOD
Koninklijke Ahold N.V                           13,088          405,045           1.85
Tesco PLC                                       60,913          217,619           0.99
                                                           ------------     ----------
                                                                622,664           2.84
                                                           ------------     ----------
RUBBER - TIRES
Pirelli  SPA                                   136,898          450,405           2.06
                                            ----------     ------------     ----------
TELECOMMUNICATIONS EQUIPMENT
Exfo Electro-Optical Engineering, Inc.*         10,541          256,278           1.17
                                            ----------     ------------     ----------
TELECOMMUNICATIONS SERVICES
Cable & Wireless PLC                            67,271          453,455           2.07
                                            ----------     ------------     ----------
TELEVISION
Fuji Television Network, Inc.*                      30          209,608           0.96
                                            ----------     ------------     ----------
TRANSPORTATION - RAIL
Canadian National Railway Company               13,561          510,843           2.33
                                            ----------     ------------     ----------
TOTAL COMMON STOCKS
  (COST $18,769,225)                                         18,696,913          85.36
                                                           ============     ==========

PREFERRED STOCKS
AUTOMOTIVE - CARS/LIGHT TRUCKS
Porsche AG                                         122          359,319           1.64
                                            ----------     ------------     ----------
TOTAL PREFERRED STOCKS
  (COST $382,517)                                               359,319           1.64
                                                           ============     ==========

                                                                      SCHEDULE
                                                                         OF
                                                                     INVESTMENTS
                                                                     [CONTINUED]

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2001 (UNAUDITED)

                                              PRINCIPAL/        MARKET VALUE       PERCENT OF
                                                SHARES           IN DOLLARS        NET ASSETS
                                            --------------     --------------      ----------
SHORT-TERM INVESTMENTS
Federal Home Loan Bank,
  5.00%, 4/2/01                             $    1,800,000     $    1,799,750            8.22%
SSgA Money Market Fund                             545,777            545,777            2.49
                                            --------------     --------------      ----------
TOTAL SHORT-TERM INVESTMENTS
  (COST $2,345,527)                                                 2,345,527           10.71
                                                               --------------      ----------
TOTAL INVESTMENTS (COST $21,497,269)                               21,401,759           97.71
Other Assets less Liabilities                                         501,406            2.29
                                                               --------------      ----------
NET ASSETS                                                     $   21,903,165          100.00%
                                                               ==============      ==========

                                                  MARKET           PERCENT OF
                                                  VALUE      INVESTMENT SECURITIES
                                              ------------   ---------------------
SUMMARY OF INVESTMENTS BY COUNTRY
Belgium                                       $    460,103            2.1%
                                              ------------          -----
Brazil                                             890,574            4.2
                                              ------------          -----
Canada                                           1,978,509            9.2
                                              ------------          -----
France                                           2,512,315           11.7
                                              ------------          -----
Germany                                          1,167,444            5.5
                                              ------------          -----
Ireland                                          2,083,975            9.7
                                              ------------          -----
Israel                                             453,482            2.1
                                              ------------          -----
Italy                                              450,405            2.1
                                              ------------          -----
Japan                                            4,382,108           20.5
                                              ------------          -----
Netherlands                                      1,900,438            8.9
                                              ------------          -----
Spain                                              512,938            2.4
                                              ------------          -----
United Kingdom                                   2,263,941           10.6
                                              ------------          -----
United States**                                  2,345,527           11.0
                                              ------------          -----
TOTAL                                         $ 21,401,759          100.0%
                                              ============          =====

*  Non-income producing.

** Short-term securities.

See notes to financial statements.

                                                                      STATEMENT
                                                                      OF ASSETS
                                                                         AND
                                                                     LIABILITIES

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
MARCH 31, 2001 (UNAUDITED)

                                                         (AMOUNTS IN THOUSANDS)
                                                         ----------------------
ASSETS
Investments, at value (cost $21,497)                                  $ 21,402
Receivable for investments sold                                          1,583
Receivable for capital stock sold                                          265
Interest and dividends receivable                                           15
Prepaid expenses and other assets                                           15
                                                                      --------
TOTAL ASSETS                                                            23,280
                                                                      --------

LIABILITIES
Payable for investments purchased                                        1,215
Due to custodian                                                            81
Payable for capital stock redeemed                                          11
Accrued investment advisory fee                                              1
Accrued distribution fee                                                     4
Accrued expenses and other liabilities                                      65
                                                                      --------
TOTAL LIABILITIES                                                        1,377
                                                                      --------
NET ASSETS                                                            $ 21,903
                                                                      ========

NET ASSETS CONSIST OF
Paid-in-capital                                                       $ 26,489
Undistributed net investment loss                                            5
Undistributed net realized loss on investments                          (4,062)
Undistributed net realized loss on foreign currency
  transactions                                                            (435)
Net unrealized depreciation on investments
  and foreign currency translations                                        (94)
                                                                      --------
NET ASSETS                                                            $ 21,903
                                                                      ========

SHARES OUTSTANDING, $0.001 PAR VALUE
  (UNLIMITED SHARES AUTHORIZED)                                          2,739
                                                                      --------
NET ASSET VALUE, REDEMPTION PRICE,
  AND OFFERING PRICE PER SHARE (NET
  ASSETS/SHARES OUTSTANDING)*                                         $   8.00
                                                                      ========

*Not in thousands.

See notes to financial statements.

                                                                      STATEMENT
                                                                          OF
                                                                      OPERATIONS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
SIX MONTHS ENDED
MARCH 31, 2001 (UNAUDITED)

                                                          (AMOUNTS IN THOUSANDS)
                                                          ----------------------
INVESTMENT INCOME
  Interest                                                            $     67
  Dividends (net of $11 of non-reclaimable
     foreign withholding taxes)                                             77
                                                                      --------
  Total Investment Income                                                  144
                                                                      ========

  EXPENSES
  Investment advisory fees                                                  81
  Trustees' fees and expenses                                               41
  Custody and fund accounting fees                                          35
  Fund administration fees                                                  25
  Distribution fees                                                         24
  Transfer agent fees and expenses                                          20
  Professional fees                                                         19
  State registration fees                                                    8
  Printing and postage expenses                                              1
                                                                      --------
  TOTAL EXPENSES                                                           254
  Less waiver of expenses                                                 (102)
                                                                      --------
  NET EXPENSES                                                             152
                                                                      ========
  NET INVESTMENT LOSS                                                       (8)
                                                                      ========
  REALIZED AND UNREALIZED GAIN (LOSS)
  Net realized loss on investments                                      (4,047)
  Net realized loss on foreign currency transactions                      (400)
  Change in unrealized appreciation/depreciation on
    investments and foreign currency                                       (93)
                                                                      --------
  Net Loss on Investments                                               (4,540)
                                                                      --------
  NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                                         $ (4,548)
                                                                      ========

See notes to financial statements.

                                                                     STATEMENTS
                                                                     OF CHANGES
                                                                   IN NET ASSETS
MARSICO INTERNATIONAL
OPPORTUNITIES FUND

                                                       SIX MONTHS ENDED    6/30/00*
                                                            3/31/01          TO
(AMOUNTS IN THOUSANDS)                                    (UNAUDITED)      9/30/00
                                                       ----------------   ----------

OPERATIONS

Net investment income (loss)                              $       (8)     $       11
Net realized gain (loss) on investments                       (4,047)            660
Net realized loss on foreign currency transactions              (400)           (268)
Change in unrealized appreciation/depreciation
     on investments and foreign currency translations            (93)             (1)
                                                          ----------      ----------
Net increase (decrease) in net assets resulting
  from operations                                             (4,548)            402
                                                          ----------      ----------
DISTRIBUTIONS

Net investment income                                            (54)           --
Net realized gains                                              (397)           --
                                                          ----------      ----------
Total Distributions                                             (451)           --
                                                          ----------      ----------
CAPITAL SHARE TRANSACTIONS

Proceeds from sale of shares                                  17,949          15,903
Proceeds from reinvestment of distributions                      442            --
Redemption of shares                                          (6,969)           (825)
                                                          ----------      ----------
Net increase from capital share transactions                  11,422          15,078
                                                          ----------      ----------
TOTAL INCREASE IN NET ASSETS                                   6,423          15,480
                                                          ==========      ==========

NET ASSETS

Beginning of period                                           15,480            --
END OF PERIOD                                             $   21,903      $   15,480
                                                          ==========      ==========

TRANSACTIONS IN SHARES

Shares sold                                                    1,973           1,576
Shares issued in reinvestment of distributions                    49            --
Shares redeemed                                                 (777)            (82)
                                                          ----------      ----------
NET INCREASE                                                   1,245           1,494
                                                          ==========      ==========

* Inception.

See notes to financial statements.

                                                                      FINANCIAL
                                                                      HIGHLIGHTS

MARSICO INTERNATIONAL
OPPORTUNITIES FUND
FOR A FUND SHARE OUTSTANDING
THROUGHOUT THE PERIOD

                                                        SIX MONTHS          6/30/00*
                                                       ENDED 3/31/01          TO
                                                        (UNAUDITED)         9/30/00
                                                       -------------        --------
NET ASSET VALUE,
  BEGINNING OF PERIOD                                     $  10.36          $  10.00
                                                          --------          --------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                           --              0.01
Net realized and unrealized gains (losses)
  on investments                                             (2.05)             0.35
                                                          --------          --------
Total from investment operations                             (2.05)             0.36
                                                          --------          --------

DISTRIBUTIONS
Net investment income                                        (0.04)               --
Net realized gains                                           (0.27)               --
                                                          --------          --------
Total Distributions                                          (0.31)               --
                                                          --------          --------
NET ASSET VALUE, END OF PERIOD                            $   8.00          $  10.36
                                                          ========          ========
TOTAL RETURN                                                (20.05)%(1)         3.60%(1)

SUPPLEMENTAL DATA AND RATIOS
Net assets, end of period (000s)                          $ 21,903          $ 15,480
Ratio of expenses to average net assets, less
  waivers and before expenses paid indirectly                 1.60%(2)          1.60%(2)
Ratio of net investment income (loss) to average
  net assets, net of waivers and expenses paid
  indirectly                                                 (0.08)%(2)         0.33%(2)
Ratio of expenses to average net assets, before
  waivers and expenses paid indirectly                        2.67%(2)          4.76%(2)
Ratio of net investment loss to average net
  assets, before waivers and expenses paid
  indirectly                                                 (1.15)%(2)        (2.83)%(2)
Portfolio turnover rate                                        337%(1)           190%(2)

*    Inception.
(1)  Not annualized for periods less than one year.
(2)  Annualized for periods less than one year.
See notes to financial statements.

                                                                       NOTES TO
                                                                      FINANCIAL
                                                                      STATEMENTS

MARSICO FUNDS
MARCH 31, 2001 (UNAUDITED)

1.   ORGANIZATION

     The Marsico Investment Fund (the "Trust") was organized on October 1, 1997, as a Delaware Business Trust and is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Focus Fund, the Growth & Income Fund, the 21st Century Fund and the International Opportunities Fund (collectively, the "Funds") are separate investment portfolios of the Trust. The Focus Fund is a non-diversified fund and the Growth & Income Fund, the 21st Century Fund and the International Opportunities Fund are diversified funds. The Focus and Growth & Income Funds commenced operations on December 31, 1997, the 21st Century Fund commenced operations on February 1, 2000 and the International Opportunities Fund commenced operations on June 30, 2000. An affiliate of the Adviser holds more than 15% of the 21st Century Fund and more than 50% of the International Opportunities Fund.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     (a) INVESTMENT VALUATION - A security traded on a recognized stock exchange is valued at the last sale price prior to the time when assets are valued on the principal exchange on which the security is traded. If no sale is reported on the valuation date, the most current bid price will be used. All other securities for which over-the-counter market quotations are readily available are valued at the most current closing price. Debt securities that will mature in more than 60 days are valued at prices furnished by a pricing service. Securities that will mature in 60 days or less are valued at amortized cost, which approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Funds' investment adviser pursuant to guidelines established by the Board of Trustees.

     (b) ORGANIZATION COSTS - Costs incurred by the Focus and Growth & Income Funds in connection with their organization, registration and the initial public offering of shares have been deferred and will be amortized over the period of benefit, but not to exceed five years. If any of the original shares of a Fund are redeemed by any holder thereof prior to the end of

                                                                      NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     [CONTINUED]
MARSICO FUNDS
MARCH 31, 2001 (UNAUDITED)

          the amortization period, the redemption proceeds will be reduced by the pro rata share of the unamortized expenses as of the date of redemption. The pro rata share by which the proceeds are reduced will be derived by dividing the number of original shares of the Funds being redeemed by the total number of original shares outstanding at the time of redemption. Organizational costs of the 21st Century Fund and the International Opportunities Fund were expensed by the Funds as incurred.

     (c) EXPENSES - The Funds are charged for those expenses that are directly attributable to each Fund, such as advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets. The Funds' expenses may be reduced by voluntary advisory fee waivers, brokerage credits and uninvested cash balances earning interest or credits. Such credits are included in Expenses Paid Indirectly in the Statement of Operations.

          Banc of America Securities is an affiliate of Marsico Capital Management, LLC and is designated as an introductory broker on certain Fund transactions. For the six months ended March 31, 2001, brokerage commissions paid to Banc of America Securities were $242,534, $67,322, $10,537 and $0 for the Focus Fund, Growth & Income Fund, 21st Century Fund and International Opportunities Fund, respectively. Also, brokerage commissions were paid to unaffiliated brokers which reduced certain transfer agent fees and expenses in the amount of $281,143, $89,305, $0 and $0 for the Focus Fund, Growth & Income Fund, 21st Century Fund and International Opportunities Fund, respectively, for the six months ended March 31, 2001.

     (d) FEDERAL INCOME TAXES - Each Fund intends to comply with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal and state income and excise taxes. Certain Funds may utilize earnings and profits on redemption of shares as part of the dividends paid deduction.

     (e) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and net realized capital gains, if any, will be declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. Each Fund may periodically make reclassifications among certain of its capital accounts as a result of the timing and characterization of certain income and capital gains distributions determined in accordance with federal tax regulations, which may differ from GAAP.

                                                                      NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     [CONTINUED]

MARSICO FUNDS
MARCH 31, 2001 (UNAUDITED)

          These reclassifications are due to differing treatment for items such as deferral of wash sales, foreign currency transactions, net operating losses and Post-October capital losses. Accordingly, at March 31, 2001, reclassifications (in thousands) were recorded to increase (decrease) paid-in-capital by $(3126), $(1,908), $(372) and $0, decrease net investment loss by $3,123, $1,906, $369 and $36, increase (decrease) accumulated net realized gain (loss) on investments and options written by $0, $1, $0 and $0, and increase (decrease) accumulated net realized gain (loss) on foreign currency transactions by $3, $1, $3 and $(36) for the Focus, Growth & Income, 21st Century and International Opportunities Funds, respectively.

     (f) FOREIGN CURRENCY TRANSLATION - The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

          Reported realized gains on foreign currency transactions arise from sales of portfolio securities, forward currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books, and the U.S. dollar equivalent of the amounts actually received or paid.

          The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at fiscal year end. Net unrealized appreciation or depreciation on investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities at fiscal year end, resulting from changes in the exchange rates and changes in market prices of securities held.

     (g) FORWARD CURRENCY CONTRACTS AND FUTURES CONTRACTS - The Funds may enter into forward currency contracts to reduce their exposure to changes in foreign currency exchange rates on their foreign holdings and to lock in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in foreign currencies. A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the U.S. dollar cost of

                                                                      NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     [CONTINUED]

MARSICO FUNDS
MARCH 31, 2001 (UNAUDITED)

          the original contract and the value of the foreign currency in U.S. dollars upon closing of such contract is included in net realized gain or loss from foreign currency transactions.

          Forward currency contracts held by the Funds are fully collateralized by other securities. If held by the Funds, such collateral would be in the possession of the Funds' custodian. The collateral would be evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.

          Futures contracts are marked to market daily and the resultant variation margin is recorded as an unrealized gain or loss. When a contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. Generally, open forward and futures contracts are marked to market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end.

          Foreign-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

          The Funds may enter into "futures contracts" and "options" on securities, financial indexes and foreign currencies, forward contracts, and interest rate swaps and swap-related products. The Funds intend to use such derivative instruments primarily to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts and options may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

     (h) OPTIONS CONTRACTS - The Funds may purchase and write (sell) put and call options on foreign and domestic stock indices, foreign currencies and U.S. and foreign securities that are traded on U.S. and foreign securities exchanges and over-the-counter markets. These transactions are for hedging purposes or for the purpose of earning additional income. In addition, the Funds may enter into such transactions for cross-hedging purposes.

                                                                      NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     [CONTINUED]

MARSICO FUNDS
MARCH 31, 2001 (UNAUDITED)

          The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

          When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options that expire are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value. Transactions in call options written for the six months ended March 31, 2001, for the Funds, were as follows:

                                                         NUMBER
21ST CENTURY FUND                                     OF CONTRACTS     PREMIUMS
                                                      ------------     --------
Options outstanding at 9/30/00                                --             --
                                                          ------       --------
Options written                                              413        365,286
                                                          ------       --------
Options terminated in closing
  purchase transactions                                     (413)      (365,286)
                                                          ------       --------
Options exercised                                             --             --
                                                          ------       --------
Options expired                                               --             --
                                                          ------       --------
Options outstanding at 3/31/01                                --             --
                                                          ------       --------

The Fund did not write put options during the six months ended March 31, 2001.

                                                                      NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     [CONTINUED]

MARSICO FUNDS
MARCH 31, 2001 (UNAUDITED)

     (i) TRUSTEES' COMPENSATION - Effective February 1, 2000, the Board of Trustees adopted the Marsico Deferred Fee Plan (the "Plan") that allows the independent Trustees to defer the receipt of all or a portion of the Trustees' fees payable. The deferred fees are invested in certain of the Funds until distribution in accordance with the Plan.

     (j) OTHER - Investment transactions are accounted for on a trade date basis. Each Fund determines the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recognized on an accrual basis.

3.   INVESTMENT ADVISORY AGREEMENT

     The Funds have an agreement with Marsico Capital Management, LLC (the "Adviser") to furnish investment advisory services to the Funds. Under the terms of this agreement, the Adviser is compensated at the rate of 0.85% of the average daily net assets of each of the Focus, Growth & Income, 21st Century, and International Opportunities Funds. The Adviser has voluntarily agreed to limit the total expenses of each Fund (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.60% of the Focus and International Opportunities Funds' average daily net assets and 1.50% of the Growth & Income and the 21st Century Funds' average daily net assets until December 31, 2001. This fee waiver is voluntary and may be terminated at any time. The Adviser is entitled to reimbursement from a Fund of any fees waived pursuant to this arrangement if such reimbursements do not cause a Fund to exceed existing expense limitations.

                                                                      NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     [CONTINUED]
MARSICO FUNDS
MARCH 31, 2001 (UNAUDITED)

4.   SERVICE AND DISTRIBUTION PLAN

     The Funds have adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. The Plan authorizes payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of a Fund's average daily net assets.

5.   INVESTMENT TRANSACTIONS

     The aggregate purchases and sales of securities, excluding short-term investments, for the Funds for the six months ended March 31, 2001, were as follows:

(AMOUNTS IN THOUSANDS)                                  PURCHASES         SALES
                                                        ----------     ----------
Focus Fund                                              $1,360,872     $1,650,408
                                                        ----------     ----------
Growth & Income Fund                                       412,767        531,380
                                                        ----------     ----------
21st Century Fund                                          208,197        210,033
                                                        ----------     ----------
International Opportunities Fund                            65,894         56,283
                                                        ----------     ----------

     There were no purchases or sales of U.S. government securities.

     The cost of securities on a tax basis (in thousands) for the Focus, Growth & Income, 21st Century and International Opportunities Funds was $1,747,381, $601,494, $98,135 and $22,479, respectively. At March 31, 2001, gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

                                                    GROWTH &     21st      INTERNATIONAL
                                          FOCUS      INCOME    CENTURY     OPPORTUNITIES
(AMOUNTS IN THOUSANDS)                    FUND        FUND       FUND           FUND
                                       ----------   ---------  ---------   -------------
Unrealized appreciation                $ 104,354    $ 77,233   $  3,609      $   448
Unrealized depreciation                 (133,953)    (38,740)   (10,580)      (1,525)
                                       ---------    --------   --------      -------
NET UNREALIZED APPRECIATION
  (DEPRECIATION)                       $ (29,599)   $ 38,493   $ (6,971)     $(1,077)
                                       =========    ========   ========      =======

                                                                      NOTES TO
                                                                     FINANCIAL
                                                                     STATEMENTS
                                                                     [CONTINUED]
MARSICO FUNDS
MARCH 31, 2001 (UNAUDITED)

6.   RESULTS OF THE SHAREHOLDER MEETING

     The special meeting of the shareholders of the Funds was held on November 9, 2000.

     The matter voted on by the shareholders of record as of August 14, 2000 and the results of the vote at the shareholder meeting held November 9, 2000 were as follows:

     Approval of the new investment advisory and management agreement between the Marsico Investment Fund and Marsico Capital Management, LLC.

                                               FOR           AGAINST        ABSTAIN
                                            ----------      ---------      ---------
Focus Fund                                  98,055,380      2,492,636      1,893,727
Growth & Income Fund                        38,787,259        697,063        774,563
21st Century Fund                            8,051,199        271,846        135,273
International Opportunity Fund                 956,965         16,237          7,620
                                            ----------      ---------      ---------

NOTES


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56

                              [MARSICO FUNDS LOGO]

                    P.O. BOX 3210, Milwaukee, WI 53201-3210
                                  888-860-8686

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